Risks arising from financial instruments (Tables)	6 Months Ended
Jun. 30, 2026
Text Block1 [Abstract]
Summary of Financial Assets And Financial Liabilities
The table below presents the company’s financial assets and liabilities as of the reporting dates indicate
d.

	30 June 2026				31 December 2025
		At fair				At fair
		value	At fair			value	At fair
	At	through	value		At	through	value
	amortized	profit or	through		amortized	profit or	through
Million US dollar	cost	loss	OCI	Total	cost	loss	OCI	Total

Cash and cash equivalents	7 658	-	-	7 658	11 638	-	-	11 638
Trade and other receivables	6 494	-	-	6 494	5 406	-	-	5 406
Investment securities	20	353	145	518	27	306	134	467
Foreign exchange derivatives	-	43	128	171	-	26	38	63
Commodities	-	-	397	397	-	-	439	439
Cross currency interest rate swaps	-	-	361	361	-	-	214	214
Interest rate swaps	-	12	-	12	-	11	-	11
Financial assets	14 173	408	1 032	15 613	17 070	343	825	18 239
Non-current	527	-	457	985	499	-	279	778
Current	13 646	408	575	14 628	16 571	343	546	17 460

Trade and other payables	20 918	556	-	21 474	21 348	241	-	21 589
Non-current interest-bearing loans and borrowings	67 730	1 178	-	68 908	70 938	1 191	-	72 128
Current interest-bearing loans and borrowings	3 381	-	-	3 381	885	-	-	885
Bank overdrafts	29	-	-	29	14	-	-	14
Equity swaps	-	3 206	-	3 206	-	5 481	-	5 481
Foreign exchange derivatives	-	185	501	686	-	127	435	563
Commodities	-	-	107	107	-	-	46	46
Cross currency interest rate swaps	-	-	300	300	-	-	205	205
Interest rate swaps	-	114	-	114	-	102	-	102
Financial liabilities	92 058	5 238	908	98 204	93 184	7 143	686	101 013
Non-current	68 432	1 474	302	70 207	71 678	1 320	183	73 182
Current	23 626	3 764	607	27 996	21 506	5 822	503	27 831

Summary of Effective Interest Rates at Balance Sheet

30 June 2026	Before hedging		After hedging
Interest-bearing financial liabilities	Effective		Effective
Million US dollar	interest rate	Amount	interest rate	Amount

Floating rate
US dollar	3.9%	200	5.6%	637
Other	11.4%	458	11.5%	1 213
		659		1 850
Fixed rate
US dollar	5.3%	41 436	5.6%	32 343
Euro	2.7%	27 719	2.6%	28 390
Chinese yuan	3.9%	35	2.7%	2 765
Canadian dollar	4.4%	541	4.3%	2 642
South Korean won	5.1%	31	2.7%	1 931
Mexican peso	13.3%	228	9.6%	828
Pound sterling	2.5%	556	2.9%	35
Other	9.8%	1 115	9.7%	1 535
		71 659		70 468

31 December 2025	Before hedging		After hedging
Interest-bearing financial liabilities	Effective		Effective
Million US dollar	interest rate	Amount	interest rate	Amount

Floating rate
US dollar	-	-	4.9%	1 193
Other	11.0%	334	10.9%	333
		334		1 527
Fixed rate
US dollar	5.3%	41 499	5.6%	32 965
Euro	2.7%	28 593	2.6%	29 274
Chinese yuan	3.8%	38	2.7%	2 768
Canadian dollar	4.5%	566	4.3%	2 668
South Korean won	5.3%	39	2.7%	2 049
Mexican peso	13.2%	225	13.2%	225
Pound sterling	2.5%	567	2.7%	37
Other	9.6%	1 165	9.5%	1 515
		72 693		71 500

Summary of Carrying Amount of Financial Assets
The maximum exposure to credit risk at the reporting date for trade and other receivables, excluding Brazilian tax credits, tax receivables other th an
income tax and prepaid expenses, was as follows:

	30 June 2026			31 December 2025
Million US dollar	Gross	Impairment	Net carrying amount	Gross	Impairment	Net carrying amount

Trade receivables	5 554	(418)	5 136	4 661	(399)	4 261
Other receivables	1 427	(69)	1 358	1 213	(68)	1 145
Trade and other receivables	6 981	(487)	6 494	5 874	(468)	5 406

Summary of Allowance for Impairment
The allowance for impairment recognized during the period on trade and other receivables was as follows:

	30 June 2026	31 December 2025
Balance at end of previous year	(468)	(438)
Impairment losses	(25)	(53)
Derecognition	10	64
Currency translation and other	(4)	(40)
Balance at end of period	(487)	(468)

Summary of Nominal Contractual Maturities of Non-Derivative Financial Liabilities
The table below presents the nominal contractual maturities of the company’s non-derivative financial liabilities including interest payments and derivative liabilities:

	30 June 2026
		Contractual	Less				More
	Carrying	cash	than				than
Million US dollar	amount	flows	1 year	1-2 years	2-3 years	3-5 years	5 years

Non-derivative financial liabilities
Unsecured bond issues	(69 361)	(113 113)	(5 218)	(9 052)	(6 022)	(10 562)	(82 259)
Trade and other payables	(25 633)	(26 007)	(24 662)	(145)	(195)	(248)	(757)
Lease liabilities	(2 236)	(2 504)	(714)	(572)	(385)	(407)	(425)
Secured bank loans	(16)	(19)	(5)	(5)	(5)	(5)	-
Unsecured bank loans	(222)	(222)	(222)	-	-	-	-
Unsecured other loans	(254)	(267)	(47)	(198)	(13)	-	(8)
Commercial papers	(200)	(200)	(200)	-	-	-	-
Bank overdrafts	(29)	(29)	(29)	-	-	-	-
	(97 951)	(142 362)	(31 098)	(9 972)	(6 620)	(11 223)	(83 450)

Derivative financial liabilities
Equity derivatives	(3 206)	(3 206)	(3 206)	-	-	-	-
Foreign exchange derivatives	(686)	(686)	(538)	(51)	(96)	-	-
Cross currency interest rate swaps	(300)	(300)	(70)	(47)	(89)	-	(94)
Interest rate swaps	(114)	(114)	(114)	-	-	-	-
Commodity derivatives	(107)	(107)	(107)	-	-	-	-
	(4 412)	(4 412)	(4 034)	(98)	(185)	-	(94)

Of which: related to cash flow hedges	(510)	(510)	(473)	(27)	(2)	-	(8)

	31 December 2025
		Contractual	Less				More
	Carrying	cash	than				than
Million US dollar	amount	flows	1 year	1-2 years	2-3 years	3-5 years	5 years

Non-derivative financial liabilities
Unsecured bond issues	(70 199)	(115 992)	(2 962)	(8 108)	(6 398)	(11 951)	(86 573)
Trade and other payables	(26 324)	(26 547)	(25 410)	(150)	(177)	(277)	(532)
Lease liabilities	(2 397)	(2 706)	(704)	(606)	(448)	(447)	(501)
Secured bank loans	(18)	(23)	(5)	(5)	(4)	(9)	-
Unsecured bank loans	(178)	(178)	(178)	-	-	-	-
Unsecured other loans	(221)	(239)	(84)	(132)	(12)	(2)	(10)
Bank overdrafts	(14)	(14)	(14)	-	-	-	-
	(99 351)	(145 700)	(29 358)	(9 001)	(7 039)	(12 686)	(87 617)

Derivative financial liabilities
Equity derivatives	(5 481)	(5 481)	(5 481)	-	-	-	-
Foreign exchange derivatives	(563)	(563)	(416)	(59)	-	(87)	-
Cross currency interest rate swaps	(205)	(205)	(60)	(51)	(32)	(18)	(44)
Interest rate swaps	(102)	(102)	(102)	-	-	-	-
Commodity derivatives	(46)	(46)	(46)	-	-	-	-
	(6 397)	(6 397)	(6 105)	(111)	(32)	(105)	(44)

Of which: related to cash flow hedges	(460)	(460)	(425)	(24)	-	(5)	(6)

Summary of Carrying Amount of Fixed Rate Interest-Bearing Financial Liabilities and Fair Value
The table below summarizes
th
e carrying amount and the fair value of the fixed rate interest-bearing financial liabilities as recognized in the statement of
financial position. Floating rate interest-bearing financial liabilities, trade and other receivables and trade and other payables, lease liabilities and derivative financial instruments have been excluded from the analysis as their carrying amount is a reasonable approximation of their fair value.

Interest-bearing financial liabilities	30 June 2026		31 December 2025
Million US dollar	Carrying amount	Fair value	Carrying amount	Fair value

Fixed rate
US dollar	(41 032)	(41 174)	(41 050)	(41 863)
Euro	(27 020)	(26 465)	(27 854)	(27 187)
Pound sterling	(510)	(455)	(519)	(467)
Canadian dollar	(490)	(453)	(509)	(465)
Other	(372)	(369)	(364)	(362)
	(69 424)	(68 916)	(70 296)	(70 343)

Analysis of Financial Instruments
The table below presents the fair value hierarchy, which classifies financial instruments according to the extent to which their valuation relies on observable market inputs:

Fair value hierarchy as of 30 June 2026 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3
Financial Assets
Derivatives at fair value through profit and loss	-	54	-
Derivatives in a cash flow hedge relationship	41	429	-
Derivatives in a net investment hedge relationship	-	417	-
	41	901	-
Financial Liabilities
Deferred consideration on acquisitions at fair value	-	-	556
Derivatives at fair value through profit and loss	-	3 390	-
Derivatives in a cash flow hedge relationship	43	467	-
Derivatives in a fair value hedge relationship	-	114	-
Derivatives in a net investment hedge relationship	-	399	-
	43	4 369	556

Fair value hierarchy as of 31 December 2025 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3
Financial Assets
Derivatives at fair value through profit and loss	-	36	-
Derivatives in a cash flow hedge relationship	31	454	-
Derivatives in a net investment hedge relationship	-	207	-
	31	696	-
Financial Liabilities
Deferred consideration on acquisitions at fair value	-	-	241
Derivatives at fair value through profit and loss	-	5 609	-
Derivatives in a cash flow hedge relationship	64	396	-
Derivatives in a fair value hedge relationship	-	102	-
Derivatives in a net investment hedge relationship	-	227	-
	64	6 333	241